PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 448.0	$ 408.2
Less: Accumulated depreciation	(273.4)	(259.8)
Property, plant and equipment, net	174.6	148.4
Land and buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	69.9	68.7
Machinery, equipment and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	320.8	304.1
Construction in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 57.3	$ 35.4